Notes to the Profit or Loss Statement - Summary Of Detailed Information About In Limited Unlimited Carry Forward Tax Losses (Detail) - Unlimited Carry Forward Of Tax Losses [member] € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of Limited And Unlimited Carry Forward of Tax Losses [Line Items]
Tax Losses from Prior Years	€ 724,749
Tax Losses from Current Year	20,129
Foreign Currency Translation	35,419
Reclassification to Temporary Differences	780,297
Expiry / Deconsolidation	189,902
Utilization Of Tax Losses	(45,953)
Total Tax Losses as of December 31, 2020	€ 143,949